SECURITIES AND EXCHANGE COMMISSION
Washington, DC   20549

FORM 12b-25

Notification of Late Filing

Commission File Number     1-1212

(Check One)
 ____                                        __
/_X_/   Form 10-K and Form 10-KSB           /__/    Form 11-K
 ___                     ___                                  ____
/___/  Form 20-F        /___/  Form 10-Q and Form 10-QSB     /___/  Form N-SAR

For Period ended        December 31, 2002
  ___
/___/   Transition Report on Form 10-K and Form 10-KSB
 ___
/___/   Transition Report on Form 20-F
 ___
/___/   Transition Report on Form 11-K
 ___
/___/   Transition Report on Form 10-Q and Form 10-QSB
 ___
/___/   Transition Report on Form N-SAR

      For the transition period ended __________________________

PART I
REGISTRANT INFORMATION

Full name of registrant                  DRIVER-HARRIS COMPANY
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Address of principal executive office     200 Madison Avenue
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City, State and Zip Code                Convent Station, NJ  07960
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PART III
NARRATIVE

The Company is in the process of consolidating its Irish subsidiary into one location.



PART IV
OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

                              Frank L. Driver
                              (973) 267-8100

(2) Have all other periodic reports required under Section 13 or 15(d) or the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?
                      ____                  ___
                     /_x__/    Yes         /___/    No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                   ___                     ___
                  /___/    Yes            /_x_/    No

Driver-Harris Company
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(Name of Registrant as Specified in Charter)

Has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.

Date  March 27, 2003             By     _Frank L. Driver
                                        Frank L. Driver
                                        Chief Financial Officer